Defined benefit plans (Detail 8) - Mortality table Switzerland - yr	Dec. 31, 2025	Dec. 31, 2024
aged 65
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	21.9	21.9
Life expectancy at age 65 for a female member currently	23.7	23.6
aged 45
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	23.6	23.5
Life expectancy at age 65 for a female member currently	25.3	25.2